Investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments
INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment ("OTTI") of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$1,844	$143	$—	$1,987	$—
States, municipalities and political subdivisions	9,890	937	—	10,827	—
Foreign governments	9,286	2,015	—	11,301	—
Asset-backed	161	8	—	169	—
Commercial mortgage-backed	3,426	—	(181)	3,245	—
Residential mortgage-backed	33,731	3,190	(58)	36,863	2,009
U.S. corporate	667,024	127,719	(1,344)	793,399	11,181
Foreign corporate	146,104	24,903	(135)	170,872	—
Total fixed maturity securities	$871,466	$158,915	$(1,718)	$1,028,663	$13,190
Equity securities:
Common stocks	$92	$355	$—	$447	$—
Non-redeemable preferred stocks	85,610	7,744	(184)	93,170	—
Total equity securities	$85,702	$8,099	$(184)	$93,617	$—

	December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$1,859	$194	$—	$2,053	$—
States, municipalities and political subdivisions	36,850	1,890	—	38,740	—
Foreign governments	14,567	2,644	—	17,211	—
Asset-backed	575	37	—	612	—
Commercial mortgage-backed	1,064	15	—	1,079	—
Residential mortgage-backed	64,917	6,133	(100)	70,950	2,346
U.S. corporate	1,613,522	230,567	(14,060)	1,830,029	11,972
Foreign corporate	439,323	53,119	(6,195)	486,247	—
Total fixed maturity securities	$2,172,677	$294,599	$(20,355)	$2,446,921	$14,318
Equity securities:
Common stocks	$92	$361	$—	$453	$—
Non-redeemable preferred stocks	144,315	13,783	(469)	157,629	—
Total equity securities	$144,407	$14,144	$(469)	$158,082	$—
(a)  Represents the amount of OTTI recognized in accumulated other comprehensive income ("AOCI"). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
The Company's state, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state exposure (including both general obligation and revenue securities) exceeding 0.5% of the overall investment portfolio as of December 31, 2016 and 2015. At December 31, 2016 and 2015, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $5,296 and $16,607, respectively, of advance refunded or escrowed-to-maturity bonds (collectively referred to as "pre-refunded bonds"), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2016 and 2015, revenue bonds account for 51% and 31% of the holdings, respectively. Excluding pre-refunded revenue bonds, the activities supporting the income streams of the Company's revenue bonds are across a broad range of sectors, primarily water, airport and marina and specifically pledged tax revenues.
The Company has European investment exposure in its corporate fixed maturity and equity securities of $98,886 and $300,740 with net unrealized gains of $14,809 and $33,752 at December 31, 2016 and 2015, respectively. Approximately 34% and 27% of the corporate European exposure is held in the financial industry at December 31, 2016 and 2015 respectively. The Company's largest European country exposure (the United Kingdom) represented approximately 4% and 5% of the fair value of the Company's corporate securities as of December 31, 2016 and 2015, respectively. All the Company's European investments are denominated in U.S. dollars. The Company's international investments are managed as part of the overall portfolio with the same approach to risk management and focus on diversification.

The Company has exposure to the energy sector in its corporate fixed maturity securities of $107,687 with a net unrealized gain of $15,371 at December 31, 2016 and $253,847 with a net unrealized gain of $9,743 at December 31, 2015. Approximately 93% and 95% of the energy exposure is rated as investment grade as of December 31, 2016 and 2015, respectively.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2016 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$17,989	$18,351
Due after one year through five years	123,493	134,019
Due after five years through ten years	99,588	110,196
Due after ten years	593,078	725,820
Total	834,148	988,386
Asset-backed	161	169
Commercial mortgage-backed	3,426	3,245
Residential mortgage-backed	33,731	36,863
Total	$871,466	$1,028,663

Major categories of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014
Fixed maturity securities	$74,061	$129,980	$136,005
Equity securities	7,018	9,139	6,932
Commercial mortgage loans on real estate	10,232	30,417	33,403
Policy loans	455	529	778
Short-term investments	491	39	9
Other investments	7,166	5,266	10,617
Cash and cash equivalents	340	3	4
Total investment income	99,763	175,373	187,748
Investment expenses	(1,993)	(5,920)	(7,014)
Net investment income	$97,770	$169,453	$180,734

No material investments of the Company were non-income producing for the years ended December 31, 2016, 2015 and 2014.
The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2016	2015	2014
Proceeds from sales	$1,939,365	$312,031	$294,502
Gross realized gains (a)	168,905	9,733	16,833
Gross realized losses (b)	(19,928)	(4,284)	(1,083)

(a) The year ended December 31, 2016 gross realized gains includes $145,551 related to the sale of Assurant Employee Benefits as described in Note 1.
(b) The year ended December 31,2016 gross realized losses includes $15,945 related to the sale of Assurant Employee benefits as described in Note 1.
For securities sold at a loss during 2016, the average period of time these securities were trading continuously at a price below book value was 6 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2016	2015	2014
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$143,602	$3,164	$16,820
Equity securities	5,680	1,791	(328)
Commercial mortgage loans on real estate	13,647	390	32
Other investments	2,193	11,699	(159)
Total net realized gains related to sales and other (a)	165,122	17,044	16,365
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(327)	(2,382)	(24)
Other investments	(1,852)	(4,641)	—
Total net realized losses related to other-than-temporary impairments	(2,179)	(7,023)	(24)
Total net realized gains	$162,943	$10,021	$16,341

(a) The year ended December 31, 2016 net gains includes $141,462 related to the sale of Assurant Employee Benefits as described in Note 1.
Other-Than-Temporary Impairments

The Company follows the OTTI guidance, which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.
For the twelve months ended December 31, 2016 and 2015, the Company recorded $1,973 and $7,724, respectively, of OTTI, of which $2,179 and $7,023 was related to both credit losses and securities the Company intends to sell and recorded as net OTTI losses recognized in earnings, with the remaining amounts of $(206) and $701, respectively, related to all other factors and was recorded as an unrealized (gain) loss component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2016	2015	2014
Balance, beginning of year	$13,639	$13,467	$14,164
Additions for credit loss impairments recognized in the current period on securities previously impaired	326	—	24
Additions for credit loss impairments recognized in the current period on securities not previously impaired	—	763	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(538)	(224)	(461)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,354)	(367)	(260)
Balance, end of year	$11,073	$13,639	$13,467

The Company regularly monitors its investment portfolio to ensure investments that may be other-than-temporarily impaired are timely identified, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.
The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.
In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Commercial mortgage-backed	$3,245	$(181)	$—	$—	$3,245	$(181)
Residential mortgage-backed	1,900	(58)	—	—	1,900	(58)
U.S. corporate	55,335	(1,104)	1,260	(240)	56,595	(1,344)
Foreign corporate	3,135	(69)	1,970	(66)	5,105	(135)
Total fixed maturity securities	$63,615	$(1,412)	$3,230	$(306)	$66,845	$(1,718)
Equity securities:
Non-redeemable preferred stocks	$13,404	$(184)	$—	$—	$13,404	$(184)

	December 31, 2015
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$5,820	$(91)	$522	$(9)	$6,342	$(100)
U.S. corporate	215,774	(12,481)	9,803	(1,579)	225,577	(14,060)
Foreign corporate	67,198	(5,844)	1,035	(351)	68,233	(6,195)
Total fixed maturity securities	$288,792	$(18,416)	$11,360	$(1,939)	$300,152	$(20,355)
Equity securities:
Non-redeemable preferred stocks	$16,307	$(330)	$4,573	$(139)	$20,880	$(469)

Total gross unrealized losses represent approximately 2% and 6% of the aggregate fair value of the related securities at December 31, 2016 and 2015, respectively. Approximately 84% and 90% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2016 and 2015, respectively. The total gross unrealized losses are comprised of 69 and 228 individual securities at December 31, 2016 and 2015, respectively. In accordance with its policy described above, the Company concluded that for these securities, other-than-temporary impairments of the gross unrealized losses were not warranted at December 31, 2016 and 2015. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2016, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in the Company’s U.S. and foreign corporate fixed maturity securities. As of December 31, 2016, the Company did not intend to sell the fixed maturity securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, the Company applies an impairment model similar to that used for the Company’s fixed maturity securities. As of December 31, 2016, the Company did not intend to sell these securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2016, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year through five years	6,944	6,914
Due after five years through ten years	17,682	17,443
Due after ten years	38,553	37,343
Total	63,179	61,700
Commercial mortgage-backed	3,426	3,245
Residential mortgage-backed	1,958	1,900
Total	$68,563	$66,845

The Company has entered into commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2016, approximately 36% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $37 to $6,576 at December 31, 2016 and from $122 to $11,966 at December 31, 2015.
Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter.
The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2016
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$92,357	92.2%	1.80
81 - 95%	2,975	3.0%	1.11
Greater than 95%	4,816	4.8%	3.86
Gross commercial mortgage loans on real estate	100,148	100.0%	1.88
Less valuation allowance	(1,697)
Net commercial mortgage loans on real estate	$98,451

	December 31, 2015
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$399,321	94.7%	1.98
71 - 80%	11,590	2.8%	1.25
81 - 95%	5,916	1.4%	0.92
Greater than 95%	4,816	1.1%	3.52
Gross commercial mortgage loans on real estate	421,643	100.0%	1.96
Less valuation allowance	(1,074)
Net commercial mortgage loans on real estate	$420,569

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. An additional valuation allowance is established for incurred, but not specifically identified impairments. Changing economic conditions affect the Company’s valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have deteriorating credits or have experienced a reduction in debt-service coverage ratio.
The commercial mortgage loan valuation allowance for losses was $1,697 and $1,074 at December 31, 2016 and 2015, respectively. In 2016 and 2015, the loan valuation allowance was increased (decreased) $623 and $(390), respectively, based upon the valuation allowance analysis.
The Company has short term investments and fixed maturity securities of $6,079 and $11,248 at December 31, 2016 and 2015, respectively, on deposit with various governmental authorities as required by law.
The Company utilizes derivative instruments in managing the pre-arranged funeral business exposure to inflation risk. The derivative instruments, Consumer Price Index Caps (the "CPI CAPs"), limits the inflation risk on certain policies. The CPI CAPs do not qualify under GAAP as effective hedges; therefore, they are marked-to-market on an ongoing basis and the gain or loss is recognized in the statement of operations in fees and other income. As of December 31, 2016 and 2015, the CPI CAPs included in other assets on the consolidated balance sheet amounted to $322 and $398, respectively. The loss recorded in the results of operations totaled $76, $294, and $1,324 for the years ended December 31, 2016, 2015 and 2014, respectively.
Commercial Mortgage Loan Securitization
In 2016, the Company transferred $48,761 of certain commercial mortgage loans on real estate into a trust. Upon transfer, the loans were securitized as a source of funding for the Company and as a means of transferring the economic risk of the loans to third parties. The securitized assets are legally isolated from the creditors of the Company and can only be used to settle obligations of the trust. The securitization of the assets was accounted for as a sale. The Company does not have the power to direct the activities of the trust, nor does it provide guarantees or recourse to the trust other than standard representations and warranties. The Company retained an interest in the trust in the form of subordinate securities issued by the trust. The trust is a variable interest entity ("VIE") that the Company does not consolidate.
The cash proceeds, including accrued investment income, from the securitization were $51,379, with a corresponding realized gain of $2,415. At closing, the Company purchased $3,400 of securities at fair value from the trust. As of December 31, 2016, the maximum loss exposure the Company has to the trust is $3,245. The Company calculates its maximum loss exposure based on the unlikely event that all the assets in the trust become worthless and the effect it would have on the Company’s consolidated balance sheets based upon its retained interest in the trust. The securities purchased from the trust are included within fixed maturity securities available for sale at fair value on the consolidated balance sheet and are part of the Company’s ongoing other-than-temporary impairment review. See Note 4 Fair Value Disclosures for further description of the Company’s fair value inputs and valuation techniques.
Variable Interest Entities
A VIE is a legal entity which does not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest. The Company's investments in VIEs include real estate joint ventures. These investments are generally accounted for under the equity method and included in the consolidated balance sheets in other investments. The Company's maximum exposure to loss with respect to these investments is limited to the investment carrying amounts reported in the Company's consolidated balance sheet. As of December 31, 2016, the Company’s maximum exposure to loss is $29,674 in recorded carrying value. See Commercial Mortgage Loan Securitization section above for the disclosures relating to the commercial mortgage loan securitization trust.